Note 17 - Segmented Information (Tables)	6 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
June 30, 2021	Online English Language Learning	Print-Based English Language Learning	Head Office	Total
Segmented assets	$238,209	$2,318,681	$50,273	$2,607,163
Segmented liabilities	360,107	116,186	78,730	555,023
Segmented revenue - online	274,823	-	-	274,823
Segmented revenue - royalties	-	904,775	-	904,775
Segmented direct costs	55,922	117,443	-	173,365
Segmented selling, general & administrative	84,044	178,235	255,415	517,694
Segmented profit / (loss)	28,867	492,453	(255,589)	265,731
June 30, 2020	Online English Language Learning	Print-Based English Language Learning	Head Office	Total
Segmented assets	$242,498	$2,442,338	$55,186	$2,740,022
Segmented liabilities	194,497	674,104	134,417	1,003,018
Segmented revenue - online	171,603	-	-	171,603
Segmented revenue - royalties	5,998	896,912	-	902,910
Segmented direct costs	59,322	60,019	-	119,341
Segmented selling, general & administrative	(576,562)	32,948	297,003	(246,611)
Segmented profit / (loss)	562,808	656,749	(297,292)	922,265
June 30, 2019	Online English Language Learning	Print-Based English Language Learning	Head Office	Total
Segmented assets	$117,687	$1,576,836	$1,755	$1,736,275
Segmented liabilities	218,457	475,622	337,603	1,031,682
Segmented revenue - online	145,380	-	-	145,380
Segmented revenue -royalties	3,802	857,988	-	861,790
Segmented direct costs	30,215	44,206	-	74,422
Segmented selling, general & administrative	78,762	90,778	261,377	430,917
Segmented profit / (loss)	(80,930)	547,423	(261,734)	204,759
Other Financial Items	2021	2020	2019
Online English Language Learning segmented income (loss)	$28,867	$562,808	$(80,930)
Print-Based English Language Learning segmented income (loss)	492,453	656,749	547,423
Head office	(255,589)	(297,292)	(261,734)
Foreign exchange gain (loss)	29,674	(58,392)	(7,324)
Interest income (expense)	(5,741)	7,921	(24,547)
Share-based payment	(1,780)	(13,846)	(56,759)
Other comprehensive income (loss)	(104,553)	98,934	(26,886)
Total Comprehensive Income (Loss)	$183,331	$956,882	$89,243

Disclosure of geographical areas [text block]
	2021	2020	2019
Latin America	$253,853	$194,053	$87,370
China	911,694	861,747	894,643
Other	14,051	18,713	25,156
	$1,179,598	$1,074,513	$1,007,169
	2021	2020	2019
Canada	$18,748	$497,065	$394,501
China	408	510	604
	$19,156	$497,575	$395,105